Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Accounting Principle
We have applied this change retrospectively and presented the effect on the years ended December 31, 2016, 2015 and 2014, in the tables below:

	Year Ended December 31, 2016
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Other revenues	$671	$248	$919
Total revenues	37,242	248	37,490
Operating income	3,802	248	4,050
Interest income	261	(248)	13
Total other expense, net	(1,475)	(248)	(1,723)
Net income	1,460	—	1,460

	Year Ended December 31, 2015
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Other revenues	$514	$414	$928
Total revenues	32,053	414	32,467
Operating income	2,065	414	2,479
Interest income	420	(414)	6
Total other expense, net	(1,087)	(414)	(1,501)
Net income	733	—	733

	Year Ended December 31, 2014
(in millions)	As Filed	Change in Accounting Principle	As Adjusted
Other revenues	$400	$356	$756
Total revenues	29,564	356	29,920
Operating income	1,416	356	1,772
Interest income	359	(356)	3
Total other expense, net	(1,003)	(356)	(1,359)
Net income	247	—	247